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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2008

Check here if Amendment [X]; Amendment Number:     1
                                                 -----------------------
         This Amendment (Check only one.):   [X] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Blue Harbour Group, LP
Address:        646 Steamboat Rd.
                Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John Ernenwein
Title:         Chief Financial Officer
Phone:         203.422.6564

Signature, Place, and Date of Signing:


 /s/ John Ernenwein           Greenwich, Connecticut          August 19, 2008
---------------------------   ----------------------         ----------------
      [Signature]                 [City, State]                   [Date]


This amendment is being filed to correct an error in the Information Table heading on the Form 13F filed for the quarter ended June 30, 2008.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                                        ------
Form 13F Information Table Entry Total:                                     17
                                                                       -------
Form 13F Information Table Value Total:                               $859,223
                                                                      --------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                         Blue Harbour Group, LP
                                                       Form 13F Information Table
                                                       Quarter ended June 30, 2008

                                                                                  INVESTMENT DISCRETION           VOTING AUTHORITY

                                                   FAIR MARKET    SHARES/
                                 TITLE OF CUSIP       VALUE        PRN     SH/ PUT/      SHARED  SHARED  OTHER
 ISSUER                           CLASS   NUMBER    (X 1000S)     AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
 ACI Worldwide Inc                 COM   004498101    $7,430      422,427   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Ameristar Casinos
 Inc                               COM   03070Q101    $2,856      206,635   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Anixter International
 Inc                               COM   035290105   $43,619      733,216   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 ChoicePoint Inc                   COM   170388102   $13,303      276,005   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Community Health Systems
 Inc                               COM   203668108   $83,948    2,545,425   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Copart Inc                        COM   217204106   $87,632    2,046,525   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Domino's Pizza Inc                COM   25754A201   $77,896    6,773,543   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Equifax Inc                       COM   294429105   $78,443    2,333,221   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Granite Construction
 Inc                               COM   387328107   $25,841      819,566   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Invitrogen Corp                   COM   46185R100   $84,011    2,139,858   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Journal Communications
 Inc                               CL A  481130102    $3,187      661,223   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Miller Herman Inc                 COM   600544100   $52,858    2,123,674   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Oneok Inc                         COM   682680103  $165,697    3,393,343   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Orient-Express
 Hotels Ltd                        CL A  G67743107   $14,290      328,963   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Phillips-Van Heusen
 Corp                              COM   718592108   $46,313    1,264,702   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Southern Union Co                 COM   844030106   $25,375      939,106   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
 Vail Resorts Inc                  COM   91879Q109   $46,524    1,086,259   SH      SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                      $859,223